Provisions - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Balance at beginning of year	$ 3	$ 5
Reversals	(3)	(2)
Additions	210
Use	(11)
Revaluations	(20)
Interest effect and other	14
Balance at end of year	193	3
Current	2	1
Non-current	191	2
Employee related
Provisions
Balance at beginning of year	0	0
Reversals	(2)	0
Additions	14
Use	(11)
Revaluations	0
Interest effect and other	0
Balance at end of year	1	0
Current	1	0
Non-current	0	0
Written put options
Provisions
Balance at beginning of year	0	0
Reversals	0	0
Additions	194
Use	0
Revaluations	(20)
Interest effect and other	14
Balance at end of year	188	0
Current	0	0
Non-current	188	0
Other
Provisions
Balance at beginning of year	3	5
Reversals	(1)	(2)
Additions	2
Use	0
Revaluations	0
Interest effect and other	0
Balance at end of year	4	3
Current	1	1
Non-current	$ 3	$ 2